Selected quarterly financial data (unaudited):	12 Months Ended
Jun. 30, 2013
Selected quarterly financial data (unaudited):
Selected quarterly financial data (unaudited):

Note K — Selected quarterly financial data (unaudited):

Summarized unaudited quarterly financial data for fiscal 2013 and 2012 are as follows:

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Total
Fiscal 2013
Revenues	$1,003,660	$1,039,376	$968,980	$831,404	$3,843,420
Loss before income taxes	$(1,762,885)	$(439,586)	$(2,188,397)	$(1,543,350)	$(5,934,218)
Net loss	$(1,762,885)	$(439,586)	$(2,188,397)	$(1,543,350)	$(5,934,218)
Net loss available to common shareholders	$(1,987,285)	$(668,486)	$(2,416,897)	$(1,778,850)	$(6,851,518)
Net loss per common share - basic and diluted (1)	$(0.03)	$(0.01)	$(0.03)	$(0.02)	$(0.09)
Weighted average common shares outstanding	77,215,908	77,215,908	77,265,047	77,360,908	77,263,381

Fiscal 2012
Revenues	$1,416,036	$3,303,365	$1,273,919	$946,679	$6,939,999
Loss before income taxes	$(2,598,783)	$(2,661,177)	$(3,580,358)	$(3,650,314)	$(12,490,632)
Net loss	$(2,598,783)	$(2,661,177)	$(3,580,358)	$(3,650,314)	$(12,490,632)
Net loss available to common shareholders	$(2,818,825)	$(2,881,219)	$(3,797,413)	$(3,867,413)	$(13,364,870)
Net loss per common share - basic and diluted (1)	$(0.03)	$(0.04)	$(0.05)	$(0.05)	$(0.17)
Weighted average common shares outstanding	76,815,908	76,815,908	77,193,930	77,215,908	77,009,351

(1) The sum of the per share amounts per quarter does not equal the total year amount due to changes in the weighted average number of common shares outstanding in each quarter.